Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other assets, net
Schedule of prepayments and other assets

		As of December 31,
		2021	2022
		RMB	RMB
Loans receivable, net	(1)	38,631	25,988
Security deposits with real estate developers, net	(2)	110,910	66,978
Rental and other deposits, net	(3)	12,635	5,672
Other receivables		57,995	93,358
Prepayments and other assets, net		220,171	191,996
Current Portion		220,171	191,996
Total prepayments and other assets, net		220,171	191,996

(1)   Loans receivable, net

(2)   Security deposits with real estate developers, net

(3)   Rental and other deposits, net

Schedule of allowance for doubtful loans

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	4,255	4,997	31,694
Provision (reversal) for the year	614	26,697	(20,179)
Written-offs	128	—	(3,871)
Balance at the end of the year	4,997	31,694	7,644

Schedule of aging of loans receivable

	As of December 31,
	2021	2022
	RMB	RMB
1-29 days past Due	200	3,000
30-89 days past Due	106	200
90-179 days past Due	3,690	—
Over 180 days past Due	20,407	20,828
Total past Due	24,403	24,028
Current	45,922	9,604
Total loans	70,325	33,632

Schedule of security deposits with real estate developers, net

	As of December 31,
	2021	2022
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	129,300	98,066
- With Sales Commitment Arrangement	42,585	40,085
	171,885	138,151
Less: Allowance for doubtful accounts	(60,975)	(71,173)
Security deposits with real estate developers, net	110,910	66,978

Schedule of rental and other deposits, net

	As of December 31,
	2021	2022
	RMB	RMB
Rental and other deposits	25,030	9,656
Less: Allowance for doubtful accounts	(12,395)	(3,984)
Rental and other deposits, net	12,635	5,672

Loans receivable
Prepayments and other assets, net
Schedule of loans receivable

	As of December 31,
	2021	2022
	RMB	RMB
Secured loans	12,746	12,070
Unsecured loans	57,579	21,562
	70,325	33,632
Less: allowance for doubtful loans	(31,694)	(7,644)
Loans receivable, net	38,631	25,988
Current Portion	38,631	25,988
Total loans	38,631	25,988